SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares	Dec. 31, 2021 shares $ / shares
Post-consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Outstanding, end of year	14,978,972
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Number outstanding, Issued		3,185,000	8,178,972
Stock Option Plan [Member] | Post-consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Outstanding, beginning of year	15,054,597	7,978,725	7,978,725
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.27		$ 0.17
Number outstanding, Issued			8,178,972
Weighted Average Exercise Price, Issued | $ / shares			$ 0.37
Number outstanding, Exercised			(500,000)
Weighted Average Exercise Price, Exercised | $ / shares			$ 0.22
Number outstanding, Cancelled / expired	(75,625)		(603,100)
Weighted Average Exercise Price, Cancelled / expired | $ / shares	$ 1.20		$ 0.31
Outstanding, end of year	14,978,972		15,054,597
Weighted Average Exercise Price, end of year | $ / shares	$ 0.27		$ 0.27